Accrued liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Voyage and vessel	$ 15,631	$ 30,112
Corporate accruals	504	19,255
Interest	2,527	4,742
Payroll and benefits to related parties	8,562	7,920
Total	$ 27,224	$ 62,029